Vessels, Net, Acquisitions and Sales (Details) - USD ($) $ in Thousands									12 Months Ended
	Dec. 27, 2022	Jun. 27, 2022	Nov. 26, 2021	Aug. 30, 2021	Jul. 27, 2021	Jun. 09, 2021	Jun. 01, 2021	May 06, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2023	Feb. 10, 2023	Jun. 30, 2021
Vessels, Net [Abstract]
Gain on sale of vessel, net									$ 0	$ 697	$ 0
Paroship [Member]
Vessels, Net [Abstract]
Additions	$ 31,000
Honorship [Member]
Vessels, Net [Abstract]
Additions		$ 34,600
Dukeship [Member]
Vessels, Net [Abstract]
Additions			$ 34,300
Friendship [Member]
Vessels, Net [Abstract]
Additions					$ 24,600
Worldship [Member]
Vessels, Net [Abstract]
Additions				$ 33,700
Hellasship [Member]
Vessels, Net [Abstract]
Additions								$ 28,600
Patriotship [Member]
Vessels, Net [Abstract]
Additions							$ 26,600
Flagship [Member]
Vessels, Net [Abstract]
Additions								$ 28,385
Tradership [Member]
Vessels, Net [Abstract]
Additions						$ 17,000
Advance payment of received in cash									6,563
Tradership [Member] | Subsequent Event [Member]
Vessels, Net [Abstract]
Sales price												$ 18,750
Goodship [Member]
Vessels, Net [Abstract]
Advance payment of received in cash									6,125
Goodship [Member] | Subsequent Event [Member]
Vessels, Net [Abstract]
Sales price													$ 17,500
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions									$ 5,624	$ 4,121
Leadership [Member]
Vessels, Net [Abstract]
Sales price														$ 12,600